Schedule of Ordinary Capital Stock (Details) - shares			12 Months Ended
		Dec. 28, 2021	Dec. 31, 2022
Equity [Abstract]
As of January 1	[1]		1,303,645
Issued during the year		1,330,000	1,066,494 [1]
As of December 31	[1]		2,370,139

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).